Equity settled share-based payments - Weighted average grant date fair values (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2023 shares $ / shares	Oct. 31, 2022 shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average exercise price, outstanding at the beginning (in dollars per share)			$ 0.036	$ 0.036	$ 0.036
Weighted-average exercise price, forfeited during the year (in dollars per share)			0.036	0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)			$ 0	$ 0.036	$ 0.036
IFRS Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at the beginning			0
Number of options, granted	5,084,800	143,436	6,561,596
Number of options, vested			(288,336)
Number of options, forfeited			107,800
Number of options, outstanding at the end			6,165,460	0
Weighted-average exercise price, outstanding at the beginning (in dollars per share)			$ 0
Weighted-average exercise price, granted during the year (in dollars per share)			0.035
Weighted-average exercise price, vested during the year (in dollars per share)			0.026
Weighted-average exercise price, forfeited during the year (in dollars per share)			0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)			0.036	$ 0
Weighted-average exercise price, outstanding at the beginning (in dollars per share)			0
Weighted-average exercise price, granted (in dollars per share)	$ 0.036		4.12
Weighted-average exercise price, vested (in dollars per share)			2.42
Weighted-average exercise price, forfeited (in dollars per share)			2.89
Weighted-average exercise price, outstanding at the end (in dollars per share)			$ 4.22	$ 0